Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of March 31, 2025 and 2024, long-term investments consisted of the following:

	As of March 31,
	2025	2024
Investment in a partnership	$-	$256,420
Investment in cost-method investees	3,647,784	1,747,784
	$3,647,784	$2,004,204